Financial risk management (Details) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Assets:
Cash and cash equivalents		₨ 2,053	$ 27	₨ 2,228
Trade and other receivables		52,015		39,982
Total		232,241	3,081	225,427
Liabilities:
Trade and other payables		16,659	221	14,553
Long-term borrowings		1,304	17	22,000
Short-term borrowings		16,441	218	12,125
Other liabilities and provisions		25,317		21,902
Total		77,253	$ 1,025	85,230
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents		547		845
Other investments		24		20
Trade and other receivables		33,942		31,220
Other assets		1,092		522
Total		35,605		32,607
Liabilities:
Trade and other payables		2,455		3,737
Long-term borrowings		4,483		5,186
Short-term borrowings		7,316		9,232
Other liabilities and provisions		6,046		8,972
Total		20,300		27,127
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		365		339
Other investments		24		20
Trade and other receivables		31,931		20,524
Other assets		921		298
Total		33,241		21,181
Liabilities:
Trade and other payables		1,857		2,426
Long-term borrowings		4,401		5,186
Short-term borrowings		7,316		7,538
Other liabilities and provisions		5,534		6,542
Total		19,108		21,692
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		43		30
Other investments		0		0
Trade and other receivables		705		437
Other assets		15		18
Total		763		485
Liabilities:
Trade and other payables		525		1,044
Long-term borrowings		2		0
Short-term borrowings		0		0
Other liabilities and provisions		60		58
Total		587		1,102
Russian roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		4		58
Other investments		0		0
Trade and other receivables		989		7,290
Other assets		3		68
Total		996		7,416
Liabilities:
Trade and other payables		0		0
Long-term borrowings		3		0
Short-term borrowings		0		1,387
Other liabilities and provisions		52		1,517
Total		55		2,904
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	[1]	135		418
Other investments	[1]	0		0
Trade and other receivables	[1]	317		2,969
Other assets	[1]	153		138
Total	[1]	605		3,525
Liabilities:
Trade and other payables	[1]	73		267
Long-term borrowings	[1]	77		0
Short-term borrowings	[1]	0		307
Other liabilities and provisions	[1]	400		855
Total	[1]	₨ 550		₨ 1,429

[1]	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese Yuans (Renminbi), Canadian Dollars and Ukrainian hryvnia.